Summary of Allowance for Doubtful Accounts (Detail) - Trade receivables [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Allowance For Doubtful Accounts [Line Items]
Beginning balance	$ 6,072	$ 9,089
Impairment loss recognized	56	188
Amounts written-off as uncollectible	(3,296)	(218)
Impairment loss reversed	(30)	(2,786)
Effect of movement in exchange rates	(206)	(201)
Ending balance	$ 2,596	$ 6,072